BORROWINGS	12 Months Ended
Dec. 31, 2021
BORROWINGS
BANK BORROWINGS

14.  BORROWINGS

Borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Short-term bank borrowings	34,000	—	—
Long-term bank borrowings, current portion	68,500	230,805	36,218
Other long-term borrowings, current portion	111,828	153,353	24,065
	214,328	384,158	60,283
Long-term bank borrowings, non-current portion	605,119	1,891,797	296,864
Other long-term borrowings, non-current portion	281,877	323,218	50,720
Total borrowings	1,101,324	2,599,173	407,867

The short-term borrowings outstanding as of December 31, 2020 and 2021 bore a weighted average interest rate of 4.46% and 5.22% per annum, respectively, and were denominated in RMB. These borrowings were obtained from financial institutions and have terms of one year. The long-term borrowings (including current portion) outstanding as of December 31, 2020 and 2021 bore a weighted average interest rate of 5.61% and 5.31% per annum, respectively, and were denominated in RMB. These loans were obtained from financial institutions located in the PRC.

As of December 31, 2020 and 2021, unused loan facilities for bank and other borrowings amounted to RMB1,574,556 and RMB1,217,835 (US$191,105), respectively.

Borrowings as of December 31, 2020 and 2021 were secured by the following:

December 31, 2020

Short-term bank borrowings	Secured by
(RMB)
34,000	Unsecured borrowings.

Long-term borrowings (including current portion)	Secured by
(RMB)
404,781	Secured by subsidiary’s property and equipment and land-use right with net book value of RMB505,004 and RMB40,034, respectively (Note 8/Note 10).
271,861	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB130,369 and RMB100,966, respectively (Note 8/Note 10), and a subsidiary’s stock.
190,682	Unsecured borrowing.
100,000	Secured by a subsidiary’s stock and the restricted cash of RMB104,400.
100,000	Secured by a subsidiary’s stock.
1,067,324

14.  BORROWINGS (CONTINUED)

December 31, 2021

Long-term borrowings (including current portion)	Secured by
(RMB)
1,334,065	Secured by a subsidiary’s stock.
416,967	Secured by a subsidiary’s land-use right with net book value of RMB24,460 (US$3,838) (Note 10).
267,171	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB124,214 (US$19,492) and RMB96,201 (US$15,096), respectively (Note 8/Note 10), and a subsidiary’s stock.
212,302	Secured by a subsidiary’s property and equipment with net book value of RMB262,740 (US$41,230) (Note 8), and a subsidiary’s stock.
40,500	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB188,553 (US$29,588) and RMB15,160 (US$2,379), respectively (Note 8/Note 10).
328,168	Unsecured borrowing.
2,599,173